Income Taxes - Summary of Reconciliation of Company's Statutory Income Tax Rate (Details)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Tax Disclosure [Abstract]
Income at Canada statutory rate	26.50%	26.50%
Conversion of debentures	(21.90%)	0.00%
State taxes, net of federal benefit	0.05%	0.12%
Permanent differences	1.68%	(3.90%)
Tax credits	0.19%	0.29%
Foreign rate differential	(0.04%)	(0.11%)
Valuation allowance	(6.52%)	(22.86%)
Other	0.03%	(0.14%)
Effective income tax rate	(0.01%)	(0.09%)